Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets [Abstract]
Intangible assets
11	Intangible assets

Intangible assets as of December 31, 2024 and 2023, are summarized as follows:

	2024
	Net balances at beginning of year	Additions	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software (c)	$34,588	$-	$-	$3,658	$30,930	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$160,116	$-	$-	$3,658	$156,458

	2023
	Net balances at beginning of year	Additions		Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software (c)	$31,925	$5,700	(b)	$-	$3,037	$34,588	3 and 5
Trademark (a)	125,528	-		-	-	125,528	Indefinite
	$157,453	$5,700		$-	$3,037	$160,116

(a)
Corresponds to the rights on the Marmex trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 12).

(b)	Corresponds to the acquisition of software for environmental impact measurement on August 2, 2023.

(c)	Corresponds mainly to the SAP Hana system upgrade project and the environmental software.

The accumulated amortization of intangible assets as of December 31, 2024 and 2023, is $17,117 and $13,459, respectively.

Subsequent expenses to maintain the software and the trademark are recognized in income as incurred.